UAM Fund Services, Inc.
211 Congress Street, 4th Floor
Boston, Ma 02110

VIA EDGAR

April 27, 1999

ATT:  Office of Filings, Information and Consumer Services
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	UAM Funds Trust
	File Nos. (33-79858/811-8544)

Dear Sir/Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), I hereby certify that the Prospectus and Statement of Additional Information of Heitman Real Estate Portfolio, a series of UAM Funds Trust (the "Fund") does not differ from that contained in Post-Effective Amendment No. 30 to the Fund's Registration Statement of Form N-1A, filed electronically with the Securities and Exchange Commission on April 23, 1999.

If you have any questions or comments regarding this filing, please call me 617-542-5440.

Sincerely,
/s/Theresa DelVecchio
Theresa DelVecchio